Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Trade and other payables
20.	Trade and other payables

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Trade payables	2,285	1,790	1,147
Social security and other taxes	1,107	362	189
Accruals and other payables	4,800	4,736	2,494
Total trade and other payables	8,192	6,888	3,830

The Directors consider that the carrying amount of trade and other payables approximates to their fair value.